Nuveen Securities, LLC
24F-2

U.S. SECURITIES EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO 24F-2

1. Name and address of issuer:

Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606

2. The name of each series or class of securities for which this form is filed:

Nuveen Unit Investment Trust, Series 152

3.       Investment Company Act file number: 811-08103
         Securities Act file number: 333-212188

4(a) Last day of fiscal year for which this Form is filed: July 31, 2017

4(b) [ ] Check box if this Form is being filed late.

4(c) [X] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $8,844,697.34

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $1,012,121.29

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission: $0

     (iv) Total available redemption credits [(add items 5(ii) and 5(iii)]:
$1,012,121.29

     (v) Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]: $7,832,576.05

     (vi) Redemption credits available for use in future years - if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i): 0

     (vii) Multiplier for determining registration fee (see Instruction C.9):
..0001245

     (viii) Registration fee due [multiply item 5(v) by item 5(vii)] (enter 0 if no fee is due): $975.16

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7]: $975.16

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 25, 2017

Method of Delivery:

[ X ] Wire Transfer

[   ] Mail or other means

                                   SIGNATURES

     THIS report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                              By Nuveen Securities, LLC, Sponsor


                                                        By: /s/ Michael A. Perry
                                                        ------------------------
                                                                Michael A. Perry
                                                                             EVP

Date: October 26, 2017